Exploration Expense	12 Months Ended
Dec. 31, 2024
Exploration Expenses Disclosure [Abstract]
Exploration expense	Exploration expense

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Australia	(44.1)	(33.4)	(33.6)
Ghana	(3.0)	(9.0)	(12.1)
Peru	(7.0)	(3.9)	(2.8)
Chile	(16.1)	(29.3)	(32.3)
Canada	(27.9)	—	—
Other	(0.3)	(0.6)	(0.2)
Total exploration expense	(98.4)	(76.2)	(81.0)